CDTV Holding's Subsidiaries, VIE and VIE's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2013
China Digital TV Technology Co., Ltd
Subsidiaries [Line Items]
Date of incorporation /acquisition	Mar. 09, 2004
Place of incorporation /establishment	BVI
Percentage of economic ownership	100.00%
Beijing Super TV Co Ltd
Subsidiaries [Line Items]
Date of incorporation /acquisition	May 31, 2004
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Golden Benefit Technology Limited ("Golden Benefit")
Subsidiaries [Line Items]
Date of incorporation /acquisition	Dec. 06, 2007
Place of incorporation /establishment	Hong Kong
Percentage of economic ownership	100.00%
China Super Media Holdings Limited ("CSM Holdings")
Subsidiaries [Line Items]
Date of incorporation /acquisition	Feb. 25, 2008
Place of incorporation /establishment	Hong Kong
Percentage of economic ownership	100.00%
N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")
Subsidiaries [Line Items]
Date of incorporation /acquisition	Jul. 23, 2010
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Subsidiaries [Line Items]
Date of incorporation /acquisition	Jan. 19, 2011
Place of incorporation /establishment	the PRC
Percentage of economic ownership	90.00%
Beijing Joysee Technology Co., Ltd ("Joysee")
Subsidiaries [Line Items]
Date of incorporation /acquisition	May 13, 2011
Place of incorporation /establishment	the PRC
Percentage of economic ownership	64.80%
N-S Digital TV
Subsidiaries [Line Items]
Date of incorporation /acquisition	May 31, 2004
Variable Interest Entity Primary Beneficiary | N-S Digital TV
Subsidiaries [Line Items]
Date of incorporation /acquisition	May 31, 2004
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Variable Interest Entity Subsidiary | N-S Media Investment Co., Ltd ("N-S Media Investment")
Subsidiaries [Line Items]
Date of incorporation /acquisition	Dec. 19, 2007
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%